UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-00642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 95.3%
Australia 8.6%
Asciano Group*	250,000	378,140
Foster's Group Ltd.	125,000	642,988
Newcrest Mining Ltd.	30,000	1,004,748
Wesfarmers Ltd.	45,000	1,221,297
Whitehaven Coal Ltd.	200,000	763,178

(Cost $3,564,777)		4,010,351
Brazil 0.9%
Companhia de Concessoes Rodoviarias (Cost $382,659)	20,000	431,216
Canada 1.7%
Potash Corp. of Saskatchewan, Inc. (Cost $683,132)	7,000	781,978

China 2.0%
Focus Media Holding Ltd. (ADR)* (a)	30,000	376,800
Ping An Insurance (Group) Co. of China Ltd. "H"	60,000	559,031

(Cost $935,390)		935,831
France 9.8%
Air Liquide SA	8,500	992,796
BNP Paribas	15,000	1,249,339
Electricite de France (a)	14,905	860,987
ICADE (REIT)	2,000	202,134
Total SA	20,000	1,239,132

(Cost $4,202,774)		4,544,388
Germany 12.4%
Bayer AG	10,000	769,026
Deutsche Telekom AG (Registered)	50,000	741,347
K+S AG	20,000	1,207,524
Linde AG	4,000	492,555
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,000	939,721
Rheinmetall AG	15,000	896,739
SAP AG	15,000	719,281

(Cost $5,434,449)		5,766,193
Hong Kong 4.0%
China Mobile Ltd.	60,000	561,578
CNOOC Ltd.	250,000	386,562
Sun Hung Kai Properties Ltd.	60,000	885,504

(Cost $1,954,197)		1,833,644
Italy 1.7%
Assicurazioni Generali SpA (Cost $748,180)	30,000	779,352
Japan 10.2%
Canon, Inc.	20,000	764,420
Komatsu Ltd.	30,000	590,011
Lawson, Inc.	20,000	988,705
Mitsubishi Corp.	40,000	902,739
Mitsui Fudosan Co., Ltd.	40,000	684,060
Toyota Motor Corp.	20,000	787,250

(Cost $4,521,883)		4,717,185
Netherlands 2.2%
QIAGEN NV*	20,000	443,282
Royal Dutch Shell PLC "A"	18,968	562,513

(Cost $957,021)		1,005,795
Portugal 1.5%
EDP - Energias de Portugal SA (Cost $612,645)	150,000	690,084
Singapore 2.5%
Olam International Ltd. (a)	250,000	476,752
SembCorp Industries Ltd.	250,000	667,433

(Cost $1,109,877)		1,144,185
Spain 5.8%
Banco Santander SA	60,000	1,035,481
Endesa SA	30,000	941,212

Telefonica SA	25,000	719,857

(Cost $2,434,423)		2,696,550
Switzerland 9.2%
ABB Ltd. (Registered)*	20,000	369,257
Barry Callebaut AG (Registered)*	650	424,848
Helvetia Holding AG (Registered)	1,400	428,498
Nestle SA (Registered)	30,000	1,419,153
Roche Holding AG (Genusschein)	6,000	981,993
Zurich Financial Services AG	3,000	650,678

(Cost $4,028,215)		4,274,427
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Cost $307,673)	30,000	311,700
United Kingdom 22.1%
Acergy SA (a)	40,000	594,988
AstraZeneca PLC	17,000	760,195
Babcock International Group PLC	100,000	1,028,263
BAE Systems PLC	200,000	1,082,175
BG Group PLC	60,000	1,095,549
BHP Billiton PLC	25,000	771,523
BP PLC	140,000	1,330,460
Diageo PLC	40,000	675,307
HSBC Holdings PLC	100,000	1,172,697
Tesco PLC	80,000	558,406
Vodafone Group PLC	400,000	904,506
Wellstream Holdings PLC	30,000	262,217

(Cost $9,412,780)		10,236,286

Total Common Stocks (Cost $41,290,075)		44,159,165
Warrants 0.1%
Japan
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	270,000	71,998
Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $1,604,853)	1,604,853	1,604,853
Cash Equivalents 4.2%
Central Cash Management Fund, 0.22% (b) (Cost $1,947,238)	1,947,238	1,947,238
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $44,842,166) †	103.1	47,783,254
Other Assets and Liabilities, Net	(3.1)	(1,435,612)

Net Assets	100.0	46,347,642

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $45,712,671. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,070,583. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,347,616 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,277,033.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2009 amounted to $1,525,397 which is 3.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At November 30, 2009 the DWS International Value Opportunities Fund had the following sector diversification:
	Market Value ($)	As a % of Common Stocks & Warrants
Financials	8,586,495	19.4%
Consumer Staples	6,407,456	14.5%
Industrials	6,345,973	14.4%
Energy	6,234,599	14.1%
Materials	5,323,122	12.0%
Health Care	2,954,496	6.7%
Telecommunication Services	2,927,288	6.6%
Utilities	2,492,283	5.6%
Information Technology	1,795,401	4.1%
Consumer Discretionary	1,164,050	2.6%
Total	44,231,163	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Australia	$ —	$ 4,010,351	$ —	$ 4,010,351
Brazil	431,216	—	—	431,216
Canada	781,978	—	—	781,978
China	376,800	559,031	—	935,831
France	—	4,544,388	—	4,544,388
Germany	—	5,766,193	—	5,766,193
Hong Kong	—	1,833,644	—	1,833,644
Italy	—	779,352	—	779,352
Japan	—	4,717,185	71,998	4,789,183
Netherlands	—	1,005,795	—	1,005,795
Portugal	—	690,084	—	690,084
Singapore	—	1,144,185	—	1,144,185
Spain	—	2,696,550	—	2,696,550
Switzerland	—	4,274,427	—	4,274,427
Taiwan	311,700	—	—	311,700
United Kingdom	—	10,236,286	—	10,236,286
Short-Term Investments(d)	3,552,091	—	—	3,552,091
Total	$ 5,453,785	$ 42,257,471	$ 71,998	$ 47,783,254

(d)	See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining values:

Level 3 Reconciliation	Common Stock and/or Other Equity Investments
Japan
Balance as of August 31, 2009	$ 68,422
Realized gains (loss)	-
Change in unrealized appreciation (depreciation)	3,576
Amortization premium/discount	-
Net purchase (sales)	-
Net transfers in (out) of Level 3	-
Balance as of November 30, 2009	$ 71,998
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2009	$ 3,576

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010